Document Information	12 Months Ended
Dec. 31, 2025
Document Information:
Document Type	2.01 SD
Amendment	false
CIK	0000821189
Registrant Name	EOG RESOURCES INC.
Period End Date	Dec. 31, 2025
Reporting Currency	USD